Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and savings accounts	$ 38,794	$ 41,455
Cash and cash equivalents reported on the consolidated balance sheets	38,794	41,455
Cash restricted as performance bond	313	306
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$ 39,107	$ 41,761	$ 46,002	$ 58,274